Securities Act File No. 333-139818
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This submission is being made by BlackRock Global Dynamic Equity Fund (the
"Registrant") pursuant to the Securities Act of 1933, as amended, solely to obtain the EDGAR System class identifier for the Class R shares that are being registered by the Registrant on its Registration Statement on Form N-14 filed on January 5, 2007 (Accession number 0000891092-07-000063) (the Form N-14") and will be issued by the Registrant upon consummation of the proposed reorganziaton between the Registrant and BlackRock Global Value Fund, Inc. described in the Registrant's Form N-14 and upon the Form N-14 being declared effective by the Securities and Exchange Commission.